Finance Lease, Right-of-use Asset and Finance Lease Liability (Details) - USD ($) $ in Thousands			6 Months Ended
	Feb. 25, 2025	Jan. 23, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Finance Lease, Right-of-use Asset and Finance Lease Liability [Abstract]
Finance lease prepayments and other initial direct costs			$ 8,150	$ 305
Amortization of right-of use asset			728	658
Interest expense on finance lease liability			363	$ 559
Right-of-use asset			$ 31,653		$ 0
Weighted average remaining lease term			4 months 2 days
Annual Lease Payments [Abstract]
2026			$ 2,946
2027			3,214
2028			3,214
2029			3,214
Thereafter			10,214
Total undiscounted lease payments			22,802
Less: Discount based on incremental borrowing rate			(155)
Present value of finance lease liabilities			22,647
Finance lease liability, current			2,792		0
Finance lease liability, non-current			$ 19,855		$ 0
Blueship [Member]
Finance Lease, Right-of-use Asset and Finance Lease Liability [Abstract]
Term of bareboat charter agreement		6 months
Finance lease prepayments and other initial direct costs	$ 4,000	$ 4,000
Daily bareboat rate		10
Purchase obligation		$ 22,500